Discontinued Operations - Statement of Earnings of Discontinued Operation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Net sales	$ 155,055	$ 272,437	$ 308,649
Cost of goods sold	142,589	262,571	288,023
Insurance recovery for business interruption		(20,256)	(4,082)
Selling, general and administrative expenses	11,617	17,315	17,754
Insurance recovery for property damage		(1,769)	(6,067)
Restructuring and impairment charge	1,444	2,949	489
Operating (loss) / earnings	(595)	11,627	12,532
Interest (expense) / income, net	(61)	10	(11)
Other (expense) / income, net	(284)	861	1,500
(Loss) / earnings before income taxes	(940)	12,498	14,021
Income tax (benefit) / expense	(162)	5,657	4,317
Net (Loss)/Earnings from Discontinued Operations	$ (778)	$ 6,841	$ 9,704